Bank and Other Borrowings (Details) - Schedule of bank and other borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of bank and other borrowings [Abstract]
Short-term bank and other borrowings	[1]	$ 1,275	$ 2,395
Long-term bank and other borrowings, current portion	[2]	1,250	12,975
Subtotal		2,525	15,370
Long-term bank and other borrowings, non-current portion	[2],[3]	661	1,250
Total borrowings		$ 3,186	$ 16,620

[1]	The short-term bank and other borrowings outstanding as of December 31, 2020 and 2021 bore a weighted average interest rate of 74.32% and 103.20% per annum, respectively, and were denominated in RMB, INR and US$. These borrowings were obtained from financial institutions, third-party entities and a related party (Note 19).
[2]	The long-term bank borrowings as of December 31, 2019 and 2020 from Partners For Growth IV, L.P. (“PFG4”) and Partners For Growth V, L.P (“PFG5”) that are financial institutions located in the United States, bearing weighted average interest rates of 10.07% and 11.26% per annum, respectively. The loans were denominated in US$.
[3]	As of December 31, 2021, the Group’s long-term bank and other borrowings represented long term loans related to HHE, the newly acquired subsidiary. HHE has entered into several long-term loans, which included Economic Injury Disaster Loan (“EIDL”) and inventory loan..